LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of supplemental consolidated balance sheet information related to leases
Supplemental consolidated balance sheet information related to leases was as follows:

As of December 31, 2019
Operating leases:	RMB
Operating leases right-of-use assets	37,215
Current portion of lease liabilities	2,735
Non-current portion of lease liabilities	32,480

Total operating lease liabilities	35,215

Weighted average remaining lease term (in years)	1.2
Weighted average discount rate	4.75%

Summary of cash flow information related to leases	Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

For the year ended December 31, 2019
RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	28,319
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	15,986

Summary of maturities of lease payments
Maturities of lease payments by year and in the aggregate, under non-cancellable
operating leases with terms in excess of one year as of December 31,2019 are as follows:

As of December 31, 2019
RMB
2020	33,430
2021	2,746
2022 and thereafter	—
Total lease payment	36,176
Less imputed interest	(961)
Total	35,215

As of December 31, 2019
RMB
2019	23,901
2020	22,955
2021	3,826
2022 and thereafter	—
Total	50,682

Summary of Future minimum lease payments
As of December 31, 2018, the undiscounted future minimum lease payments under non-cancellable operating leases prior to the adoption of the lease ASUs were as follows:

As of December 31, 2019
RMB
2019	23,901
2020	22,955
2021	3,826
2022 and thereafter	—
Total	50,682